VESSEL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels And Equipment Net [Abstract]
Cost	$ 86,716	$ 86,716
Accumulated depreciation	(46,136)	(43,270)
Net	40,580	43,446
Depreciation	$ 2,866	$ 2,866	$ 2,866